INCOME TAXES (Textual) (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Preferential Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Available for HNTE	15.00%	15.00%	15.00%
Effective Period of HNTE Certificate	3 years	3 years	3 years
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Disposition Of Assets Tax Percentage	10.00%	10.00%	10.00%
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	¥ 488,462	$ 70,163
Remaining Balance Of Undistributed Earnings Available To Commonshareholders	237,252	34,079
Deferred Tax Assets, Operating Loss Carryforwards	69,861			¥ 97,192		$ 10,035
Unrecognized tax benefits	29,554			7,613	¥ 8,799	4,245	$ 1,094
Deferred tax assets tax credit carryforwards alternative minimum tax	0			1,389
Deferred tax assets tax credit carryforwards other	29,554			6,224		$ 4,245
Unrecognized tax benefits decrease resulting from settlements with taxing authorities				3,463
Unrecognized Tax Benefits, Interest on Income Taxes Expense	9,123	1,310		259	734
Unrecognized Tax Benefits, Income Tax Penalties Expense	0			1,161	¥ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	11,703	1,681		¥ 2,580
The Group [Member]
Unrecognized tax benefits decrease resulting from settlements with taxing authorities	¥ 2,101	$ 302
HONG KONG [Member]
Profit eligible for half income tax rate | $			$ 2,000
HONG KONG [Member] | Corporation Business [Member]
Effective Income Tax Rate Reconciliation, current imposed rate percent	16.50%	16.50%	16.50%
Half reduced income tax rate percentage	8.25%	8.25%	8.25%
Minimum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Maximum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024